BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) $ in Thousands	Sep. 30, 2019 USD ($)
Disclosure Of Basis Of Presentation And Significant Accounting Policies Line Items
Weighted average lessee's incremental borrowing rate	11.00%
Lease liability	$ 314